Quarterly Report
March 31, 2020
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Asset-Backed & Securitized – 5.5%
BBCMS Mortgage Trust 2017-C1,“A-4”, 3.674%, 2/15/2050	$500,000	$529,785
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	269,239	259,312
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	405,729	407,755
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	403,746	418,045
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.881%, 12/15/2072 (n)	3,237,184	206,156
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,575,705
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,506,330
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	149,512
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	993,259	990,474
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,464,427
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,016,108
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	521,551	520,643
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	741,658	764,936
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,371,937
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,459,770
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	448,275
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.863%, 12/15/2051 (i)	6,243,571	358,181
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	540,000	518,505
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 3.032% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	644,258
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.031% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,288,157
TICP CLO Ltd., 2018-13R, “A”, FLR, 2.659% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	1,261,352	1,220,347
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,521,000	1,589,541
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,001,217
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	932,087
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.951%, 1/15/2052 (i)(n)	3,729,380	235,605
		$22,877,068
Automotive – 0.3%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$381,830
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	801,000	774,728
		$1,156,558
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$1,298,969
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$628,735
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$93,000	$93,477
Howard University, Washington D.C., 2.738%, 10/01/2022	98,000	98,689
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	109,673
Howard University, Washington D.C., 2.416%, 10/01/2024	119,000	121,195
Howard University, Washington D.C., 2.516%, 10/01/2025	147,000	149,282
		$572,316
Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$571,204
Medical & Health Technology & Services – 0.9%
Montefiore Obligated Group, 5.246%, 11/01/2048	$2,012,000	$2,666,771
Toledo Hospital, 5.325%, 11/15/2028	879,000	982,153
		$3,648,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 57.9%
Fannie Mae, 4.5%, 7/01/2020 - 6/01/2044	$12,427,604	$13,610,399
Fannie Mae, 4.14%, 8/01/2020	399,833	399,269
Fannie Mae, 5%, 12/01/2020 - 3/01/2041	4,633,153	5,126,218
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	683,124	779,617
Fannie Mae, 2.56%, 10/01/2021	220,890	223,955
Fannie Mae, 2.67%, 3/01/2022	421,665	431,605
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	6,414,297	7,264,736
Fannie Mae, 2.152%, 1/25/2023	995,063	1,010,921
Fannie Mae, 2.73%, 4/01/2023	478,132	500,863
Fannie Mae, 2.41%, 5/01/2023	603,462	627,214
Fannie Mae, 2.55%, 5/01/2023	518,884	541,427
Fannie Mae, 2.59%, 5/01/2023	331,421	346,235
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	22,561,115	23,502,338
Fannie Mae, 2.28%, 11/01/2026	255,619	270,954
Fannie Mae, 2.584%, 12/25/2026	1,032,000	1,089,373
Fannie Mae, 3.045%, 3/25/2028	1,276,000	1,391,372
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	26,090,667	28,201,853
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	18,547,176	18,998,173
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	618,636	707,777
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2050	3,852,903	4,002,167
Fannie Mae, 3.5%, 12/25/2031 (i)	105,415	9,577
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,491,832	1,529,397
Fannie Mae, 1.75%, 10/25/2041	1,754,011	1,784,776
Freddie Mac, 5%, 4/01/2020 - 12/01/2044	1,661,192	1,847,216
Freddie Mac, 3.808%, 8/25/2020	743,005	746,471
Freddie Mac, 3.034%, 10/25/2020	1,127,513	1,129,820
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	1,911,037	2,158,630
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,442,195	1,631,883
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,056,341	2,247,009
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,393,775
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,100,481
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,687,151
Freddie Mac, 3.06%, 7/25/2023	326,000	344,537
Freddie Mac, 0.881%, 4/25/2024 (i)	16,457,144	452,512
Freddie Mac, 0.606%, 7/25/2024 (i)	17,479,191	384,163
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,813,451
Freddie Mac, 4.5%, 9/01/2024 - 12/15/2040 (i)	175,560	114,678
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,156,353
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,225,047
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,369,084
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,993,233	2,144,196
Freddie Mac, 3.01%, 7/25/2025	904,000	976,312
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	29,160,505	31,185,421
Freddie Mac, 0.577%, 7/25/2027 (i)	29,920,099	1,093,571
Freddie Mac, 0.434%, 8/25/2027 (i)	24,966,121	691,132
Freddie Mac, 3.187%, 9/25/2027 (i)	3,000,000	3,372,912
Freddie Mac, 0.29%, 1/25/2028 (i)	42,731,678	929,239
Freddie Mac, 0.302%, 1/25/2028 (i)	17,597,184	391,393
Freddie Mac, 0.133%, 2/25/2028 (i)	49,811,916	570,003
Freddie Mac, 2.5%, 3/15/2028	193,953	202,076
Freddie Mac, 0.119%, 4/25/2028 (i)	32,007,215	342,320
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	20,939,347	22,108,713
Freddie Mac, 3.854%, 6/25/2028	1,100,000	1,293,892
Freddie Mac, 3.926%, 7/25/2028	1,439,000	1,688,715
Freddie Mac, 3.78%, 10/25/2028	1,075,000	1,261,193
Freddie Mac, 4.06%, 10/25/2028	1,788,000	2,136,938
Freddie Mac, 1.09%, 7/25/2029 (i)	4,435,662	370,133
Freddie Mac, 1.27%, 8/25/2029 (i)	7,722,213	671,003
Freddie Mac, 0.757%, 11/25/2029 (i)	17,077,031	858,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	$356,185	$409,317
Freddie Mac, 5.5%, 2/15/2036 (i)	158,598	31,528
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	656,253
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,321,800	1,495,556
Ginnie Mae, 4%, 5/16/2039 - 10/20/2049	1,626,167	1,777,335
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,540,297	3,958,522
Ginnie Mae, 3.5%, 10/20/2041 (i)	273,256	23,176
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	4,786,006	5,151,527
Ginnie Mae, 4%, 8/16/2042 (i)	295,176	41,915
Ginnie Mae, 3%, 4/20/2045 - 2/20/2048	9,518,858	10,162,737
Ginnie Mae, 5.87%, 4/20/2058	17,971	20,037
Ginnie Mae, 0.659%, 2/16/2059 (i)	2,193,583	115,150
		$240,283,486
Municipals – 1.8%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	$855,000	$892,859
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	825,000	860,079
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	4,114,000	3,833,672
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	960,000	1,238,247
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	644,688
		$7,469,545
Supranational – 0.4%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,698,340
Tobacco – 0.3%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,283,000	$1,260,931
U.S. Government Agencies and Equivalents – 8.2%
AID Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,466,330
AID Ukraine, 1.847%, 5/29/2020	1,135,000	1,137,826
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,980,384
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	21,398,735
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	774,438
Small Business Administration, 6.35%, 4/01/2021	17,581	17,734
Small Business Administration, 6.34%, 5/01/2021	26,704	27,038
Small Business Administration, 6.44%, 6/01/2021	37,849	38,507
Small Business Administration, 6.625%, 7/01/2021	37,055	37,634
Small Business Administration, 6.07%, 3/01/2022	33,611	34,326
Small Business Administration, 4.98%, 11/01/2023	73,240	76,555
Small Business Administration, 4.77%, 4/01/2024	179,188	186,191
Small Business Administration, 5.52%, 6/01/2024	75,001	79,112
Small Business Administration, 4.99%, 9/01/2024	12,468	13,054
Small Business Administration, 5.11%, 4/01/2025	117,680	123,484
Small Business Administration, 2.21%, 2/01/2033	667,967	674,663
Small Business Administration, 2.22%, 3/01/2033	1,118,092	1,129,305
Small Business Administration, 3.15%, 7/01/2033	1,016,380	1,055,697
Small Business Administration, 3.16%, 8/01/2033	553,476	575,539
Small Business Administration, 3.62%, 9/01/2033	360,903	380,948
		$34,207,500
U.S. Treasury Obligations – 19.6%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$189,003
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,471,120
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,569,006
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,594,071
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	463,582
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	2,063,370
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	11,199,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$13,519,500	$17,843,099
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	26,331,153
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,946,496
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,859,132
U.S. Treasury Notes, 2%, 8/15/2025	438,000	474,255
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,142,016
		$81,145,827
Utilities - Electric Power – 0.4%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,468,632
Total Bonds		$398,288,035
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 1.28% (v)	12,304,593	$12,307,053

Other Assets, Less Liabilities – 1.0%		4,323,903
Net Assets – 100.0%		$414,918,991
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,307,053 and $398,288,035, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,562,066, representing 3.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Derivative Contracts at 3/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	123	$17,058,563	June – 2020	$417,123
U.S. Treasury Note 2 yr	Long	USD	73	16,087,945	June – 2020	60,578
						$477,701
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	125	$22,382,813	June – 2020	$(998,241)
At March 31, 2020, the fund had liquid securities with an aggregate value of $685,192 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$115,353,327	$—	$115,353,327
Non - U.S. Sovereign Debt	—	1,698,340	—	1,698,340
Municipal Bonds	—	7,469,545	—	7,469,545
U.S. Corporate Bonds	—	5,231,805	—	5,231,805
Residential Mortgage-Backed Securities	—	240,283,486	—	240,283,486
Commercial Mortgage-Backed Securities	—	13,252,126	—	13,252,126
Asset-Backed Securities (including CDOs)	—	9,624,942	—	9,624,942
Foreign Bonds	—	5,374,464	—	5,374,464
Mutual Funds	12,307,053	—	—	12,307,053
Total	$12,307,053	$398,288,035	$—	$410,595,088
Other Financial Instruments
Futures Contracts – Assets	$477,701	$—	$—	$477,701
Futures Contracts – Liabilities	(998,241)	—	—	(998,241)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,152,047	$62,047,702	$55,895,228	$2,649	$(117)	$12,307,053
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,252	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.